BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of business combinations
Schedule of business acquisitions proforma financial data

	2020	2019	2018
		RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,
Pro forma:	STOPOL	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor
Net revenues	495,273	476,257	463,110
Net income	62,079	55,101	8,194

Schedule of business acquisitions actual information financial data

	2020	2019	2018
		RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,
	STOPOL	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor

Net revenues	355	238	13,261
Net income/(loss)	25	(15)	615

Companies acquired in 2020
Disclosure of business combinations
Schedule of purchase price allocation

Stopol

Goodwill(1)	282
Other non-current assets	2
Current assets	230
Cash and cash equivalents	69
Current liabilities	(262)

Total consideration	321

Including:
Fair value of contingent consideration	9
Cash paid	312

(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Stopol” operating segment within «Other» category in reportable segments.

Schedule of details of acquisitions of subsidiaries

The following table summarizes the details of acquisitions of subsidiaries under common control finalized in 2019:

	Consideration paid		Assets acquired
Acquired company	net of cash acquired*	Cash acquired	other than cash	Liabilities assumed

Kinopolis	2,030	12	1,017	58
Narodnoje	329	—	102	—

Total effect of acquisitions under common control	2,359	12	1,119	58

*    Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Companies acquired in 2019
Disclosure of business combinations
Schedule of fair values of the identifiable assets and liabilities on acquisition date

Goodwill (1)	105
Other intangible assets (2)	172
Property, plant and equipment	118
Trade and other receivables	12
Cash and cash equivalents	6
Other current assets	9
Other non-current assets	14
Current liabilities	(37)
Non‑current liabilities	(39)

Consideration transferred (in cash)	360
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment.
(2)	Amortized over the average term of 12 years.

Schedule of details of acquisitions of subsidiaries

The details of acquisitions of subsidiaries under common control in 2018 are as follows:

	Consideration			Assets
	paid net			acquired
	of cash	Cash		other than	Liabilities
Acquired company	acquired*	acquired		cash	assumed
Dekart	4,658	—		3,406	125
Serebryaniy Bor	1,711	—		383	—
MTS Bank	6,873	1,401	*	126,180	128,165
Total effect of acquisitions under common control	13,242	1,401		129,969	128,290

*    Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Companies acquired in 2018
Disclosure of business combinations
Schedule of fair values of the identifiable assets and liabilities on acquisition date

	KS		MDTZK		ProgTech
Goodwill	479	(1)	2,033	(2)	213	(3)
Customer base	37	(4)	727	(4)	123	(5)
Trademark	129	(4)	779	(4)	—
Other non-current assets	43		145		172
Current assets	117		202		15
Cash and cash equivalents	39		542		28
Current liabilities	(383)		(868)		(80)
Liability under put option agreement over non-controlling interests	(106)		—		—
Non-current liabilities	(34)		(370)		(76)

Total consideration	321		3,190		395
Including:
Fair value of contingent consideration	54		—		3
Cash paid	267		3,190		392
(1)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ponominalu” operating segment.

(2)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ticketland” operating segment.

(3)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Moscow fixed line” operating segment.
(4)	Amortized over the term of 10 years.
(5)	Amortized over the term of 15 years.

Companies acquired in 2017
Disclosure of business combinations
Schedule of liabilities and indemnification assets in respect to deferred payments

Indemnification asset/	KS	KS	MDTZK	ProgTech	IT-Grad	Stopol
(Liability on deferred payment/	deferred	contingent	deferred	deferred	contingent	contingent
contingent consideration)	payment	consideration	payment	payment	consideration	consideration
January 1, 2018	—	—	—	—	—	—

Initial recognition of deferred payment/contingent consideration	(78)	(54)	(60)	(32)	(907)	—
Less: Provision for tax liabilities related to pre-acquisition period	134	—	125	29	—	—
Revaluation	—	—	—	—	—	—
Payment	—	54	—	—	—	—
December 31, 2018	56	—	65	(3)	(907)	—
Measurement period adjustment	—	—	—	—	66	—
Reversal of indemnity	(134)	—	(125)	—	—	—
Revaluation	(13)	—	(9)	—	(66)	—
Payment	91	—	69	3	—	—
December 31, 2019	—	—	—	—	(907)	—
Initial recognition of deferred payment/contingent consideration	—	—	—	—	—	(40)
Less: Provision for tax liabilities related to pre-acquisition period	—	—	—	—	—	26
Reversal of tax provision	—	—	—	—	—	(10)
December 31, 2020	—	—	—	—	(907)	(24)

IT-Grad
Disclosure of business combinations
Schedule of purchase price allocation

	Preliminary		Measurement period
	amounts		adjustments	Final amounts

Goodwill	1,877	(1)	—	1,877	(1)
Customer base	643		(192)	451	(2)
Trademark	—		41	41
Other non-current assets	32		128	160
Current assets	44		—	44
Cash and cash equivalents	13		—	13
Current liabilities	(59)		(47)	(106)
Non‑current liabilities	(128)		4	(124)

Total consideration	2,422		(66)	2,356
Including:
Fair value of contingent consideration	907		(66)	841
Cash paid	1,515		—	1,515
(1)

The goodwill is attributable to the market position obtained and expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment and reallocated to «Cloud» operating segment in 2020.

(2)	Amortized over the term of 7 years.